REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS (Details)		1 Months Ended	2 Months Ended	12 Months Ended
		Mar. 31, 2021 USD ($) director boardMember vote $ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) shares
Temporary Equity [Line Items]
Temporary equity, new issues (in shares) | shares	[1]						63,806,415
Proceeds from issuance of redeemable convertible preferred shares, net				$ 0	$ 172,645,000		$ 64,810,000
Warrant purchase price (in dollars per share) | $ / shares		$ 0.001
Share-based compensation expense				241,689,000	67,785,000		$ 156,000
Excess of transaction price over the fair value		$ 23,600,000
Dividends paid in cash				$ 0
Votes per preferred share | vote		1
Total number of appointed board members | boardMember		8
Total number of Directors appointed by Preferred Shareholders | director		4
Total number of Directors appointed by the Founders | director		3
Total number of Directors appointed by Ordinary Directors | director		1
Private Placement
Temporary Equity [Line Items]
Share-based compensation expense					$ 56,800,000
Private Placement | Founders And Investors
Temporary Equity [Line Items]
Consideration received on sale		$ 125,000,000
Private Placement | Founders And Employees
Temporary Equity [Line Items]
Consideration received on sale			$ 201,000,000
Private Placement | Employees | Series E Investors
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 838.49	$ 1,147.6
Number of shares issued in transaction (in shares) | shares		103,162	101,614
Share-based compensation expense		$ 56,800,000	$ 0
Private Placement | Preferred Shareholders | Series E Investors
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 838.49	$ 1,147.6
Number of shares issued in transaction (in shares) | shares		45,917	73,533
Series E
Temporary Equity [Line Items]
Temporary equity, new issues (in shares) | shares		187,347			35,006,986	[1]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 838.49
Proceeds from issuance of redeemable convertible preferred shares, net		$ 157,100,000
Temporary equity, liquidation, cumulative interest percentage		7.00%
Temporary equity, liquidation, cumulative interest rate		7.00%
Ordinary Shares (Class A and Class B)
Temporary Equity [Line Items]
Warrants outstanding (in shares) | shares		144,183
Series D
Temporary Equity [Line Items]
Temporary equity, new issues (in shares) | shares	[1]				45,853,066
Temporary equity, liquidation, cumulative interest percentage		7.00%
Temporary equity, liquidation, cumulative interest rate		7.00%
Series C
Temporary Equity [Line Items]
Temporary equity, liquidation, cumulative interest percentage		7.00%
Temporary equity, liquidation, cumulative interest rate		7.00%
Series B
Temporary Equity [Line Items]
Temporary equity, liquidation, cumulative interest percentage		7.00%
Temporary equity, liquidation, cumulative interest rate		7.00%
Series A And Series A-1 Preferred Stock
Temporary Equity [Line Items]
Temporary equity, liquidation, cumulative interest percentage		7.00%
Temporary equity, liquidation, cumulative interest rate		7.00%

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.